UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road Horsham, PA 19044

(Address of principal executive offices) (Zip code)

Steven Viola

Penn Series Funds, Inc.

600 Dresher Road

Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8129

Date of fiscal year end: December 31

Date of reporting period: March 31, 2019

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — MARCH 31, 2019 (Unaudited)

MONEY MARKET FUND

	Par (000)	Value
AGENCY OBLIGATIONS — 65.4%
Federal Farm Credit Banks
(1 M ICE LIBOR + (0.095%)) 2.387%, 04/19/19 •	$5,000	$4,999,367
1.100%, 05/03/19	3,000	2,996,544
2.456%, 06/21/19	6,000	5,967,195
Federal Home Loan Banks
2.424%, 04/04/19	2,500	2,499,498
2.424%, 06/21/19	7,000	6,962,200
2.437%, 07/02/19	5,000	4,969,078
Federal Home Loan Mortgage Corp.
2.380%, 04/22/19	5,000	4,993,102
1.100%, 04/26/19	1,200	1,198,929
2.436%, 09/03/19	5,000	4,948,118
Federal National Mortgage Association
2.386%, 04/29/19	7,000	6,987,042
2.394%, 05/06/19	7,000	6,983,769
Tennessee Valley Authority
2.388%, 04/02/19	6,000	5,999,602
2.443%, 04/16/19	5,000	4,994,917

Total AGENCY OBLIGATIONS (Cost $64,499,361)		64,499,361

U.S TREASURY OBLIGATIONS — 25.3%
U.S. Treasury Bills
2.426%, 05/09/19	7,000	6,982,220
2.404%, 05/23/19	12,000	11,958,613
U.S. Treasury Note
1.625%, 04/30/19	6,000	5,996,353

Total U.S TREASURY OBLIGATIONS (Cost $24,937,186)		24,937,186

	Number of Shares
SHORT-TERM INVESTMENTS — 4.5%
Goldman Sachs Financial Square Funds - Government Fund (seven-day effective yield 2.33%) (Cost $4,439,486)	4,439,486	4,439,486

TOTAL INVESTMENTS — 95.2% (Cost $93,876,033)		93,876,033

Other Assets & Liabilities — 4.8%		4,719,621

TOTAL NET ASSETS — 100.0%		$98,595,654

•

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

ICE — Intercontinental Exchange.

LIBOR — London Interbank Offered Rate.

1

Summary of inputs used to value the Fund’s investments as of 03/31/2019 are as follow:

ASSETS TABLE
Description	Total Market Value at 03/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
U.S TREASURY OBLIGATIONS	$24,937,186	$—	$24,937,186	$—
AGENCY OBLIGATIONS	64,499,361	—	64,499,361	—
SHORT-TERM INVESTMENTS	4,439,486	4,439,486	—	—

TOTAL INVESTMENTS	$93,876,033	$4,439,486	$89,436,547	$—

It is the Fund’s practice to recognize transfers in and transfers out at the fair value as of the beginning of period. The Fund did not have any transfers in and transfers out of Level 2 or Level 3 fair value hierarchy during the reporting period.

2

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Penn Series Funds, Inc.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David M. O’Malley
David M. O’Malley, President
(principal executive officer)

Date  May 17, 2019

By (Signature and Title)*	/s/ Steven Viola
Steven Viola, Treasurer
(principal financial officer)

Date  May 17, 2019

*	Print the name and title of each signing officer under his or her signature.